Preferred, Common Stock and Additional Paid in Capital - Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended				8 Months Ended
	Feb. 25, 2014	Jul. 11, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 21, 2013	Aug. 04, 2014	Oct. 07, 2013	Jul. 25, 2013	Aug. 19, 2014	Dec. 31, 2011	Nov. 23, 2009	Nov. 22, 2009
Common Stock:
Common Stock - Shares Issued								8,050,000	15,338,861
Shares to acquire business	22,598	54,104,200
Granted			586,009	279,333	90,667
Proceeds from issuance of common stock			$ 0	$ 150,905	$ 0
Severance payments,common shares			168,842
Equity Incentive Plan 2013
Common Stock:
Granted				239,333
Company's former Director
Common Stock:
Granted				12,000		12,000
Former Chief Executive Officer
Common Stock:
Granted				18,667
Severance payments,common shares							168,842
Equity Incentive Plan 2014
Common Stock:
Granted			394,167
Common Stock
Common Stock:
Common Stock - Shares Authorized			300,000,000	300,000,000								300,000,000	100,000,000
Common Stock - Par Value			$ 0.01	$ 0.01								$ 0.01	$ 0.01
Common shares offered in public offering				23,388,861				8,050,000	15,338,861
Public offering price								$ 8.8
Offering expenses								2,716	2,167
Common Stock - Shares Issued			109,426,236	29,059,671	5,400,810						5,357,224
Shares to acquire business		54,104,200
Proceeds from issuance of common stock								$ 68,124	$ 77,898
Preferred Stock
Preferred Stock:
Preferred Stock - Shares Authorized			25,000,000	25,000,000
Preferred Stock - Par Value			$ 0.01	$ 0.01
Preferred Stock - Shares Issued			0	0
Merger Shares Issuance
Common Stock:
Shares to acquire business		48,395,766
Heron Transactions Shares Issuance
Common Stock:
Shares to acquire vessels		2,115,706
Pappas Transactions Shares Issuance
Common Stock:
Shares to acquire business		3,592,728
Interchart Acquisition Shares Issuance
Common Stock:
Shares to acquire business			22,598
First Installment CEO | Equity Incentive Plan 2014
Common Stock:
Granted			9,333
Excel Vessel Share Consideration
Common Stock:
Shares to acquire vessels			25,659,425
Directors | Equity Incentive Plan 2014
Common Stock:
Granted			8,000
Definitive Agreements with Excel Maritime Carriers Ltd.
Common Stock:
Shares to acquire vessels										29,917,312